Shareholders’ Equity	6 Months Ended
Jun. 30, 2025
Shareholders’ Equity [Abstract]
Shareholders’ equity

Note 8. Shareholders’ equity

a.	Ordinary Shares

As of June 30, 2025 and December 31, 2024, the Company was authorized to issue 3,454,112,863 ordinary shares, par value NIS 0.00001 per share. The voting, dividend and liquidation rights of the holders of the Company’s ordinary shares are subject to and qualified by the rights, powers and preferences of the holders of the preferred shares as set forth below.

Ordinary Shares confer upon its holders the following rights:

i.	The right to participate and vote in the Company’s general meetings. Each ordinary share will entitle its holder, when attending and participating in the voting to one vote;

ii.	Dividends or distribution shall be paid or be made to the holders of ordinary shares and shall be in an amount equal the product of the dividend or distribution payable or made on each ordinary share determined as if all preferred shares had been converted into ordinary shares and the number of ordinary shares issuable upon conversion of such preferred share, in each case calculated on the record date for determination of holders entitled to receive such dividend or distribution; and

iii.	The right to a share in the distribution of the Company’s excess assets upon liquidation pro rata to the par value of the shares held by such holder.

b.	Option Plan and RSUs:

On August 5, 2021, the Company adopted the 2021 Share Inventive Plan (the “2021 Share Incentive Plan”). The 2021 Share Incentive Plan provides for the grant of share options (including incentive share options and non-qualified share options), ordinary shares, RSUs, PSUs, and other share-based awards.

A summary of the status of options under the 2021 Shares Incentive Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at December 31, 2024	10,472,033	$4.93	6.23	179,030
Exercised	4,440,875	3.40
Forfeited	176,547	7.29
Outstanding at June 30, 2025	5,854,611	$6.02	6.36	58,459
Exercisable at June 30, 2025	3,940,323	$5.01	5.94	43,323

The weighted average fair values at grant date of options granted for the six months ended June 30, 2024 were $5.50 per share. No options were granted in the six months ended June 30, 2025.

A summary of the status of RSUs and PSUs under the 2021 Share Incentive Plan as of June 30, 2025 and changes during the relevant period ended on that date is presented below:

	Number of RSUs and PSUs	Weighted - average fair value
	(Unaudited)
Unvested at December 31, 2024	7,289,971	$7.99
Granted	1,452,642	22.73
Vested	1,839,952	8.19
Forfeited	519,065	8.52
Unvested at June 30, 2025	6,383,596	$11.24

The weighted average fair value at grant date of RSUs and PSUs granted for the six months ended June 30, 2025 and 2024 was $22.73 and $9.64, respectively.

c.	2021 Employee Share Purchase Plan:

On August 5, 2021, the Company adopted the 2021 Employee Share Purchase Plan (the “ESPP”).

As of June 30, 2025, the aggregate number of ordinary shares that may be issued pursuant to rights granted under the ESPP is 1,585,659 Shares. In addition, on the first day of each calendar year beginning on January 1, 2023 and ending on and including January 1, 2033, the number of Shares available for issuance under the ESPP shall be increased by that number of shares equal to the lesser of (a) 1.0% of the ordinary shares outstanding on the last day of the immediately preceding calendar year, as determined on a fully diluted basis, and (b) such smaller number of shares as may be determined by the Company’s Board of Directors. If any right granted under the ESPP shall for any reason terminate without having been exercised, the shares not purchased under such right shall again become available for issuance under the ESPP.

d.	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2025 and 2024, was comprised as follows:

	Six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Cost of revenues	$1,577	$1,093
Research and development	4,532	3,071
Sales and marketing	6,438	4,391
General and administrative	5,040	3,696
	$17,587	$12,251

As of June 30, 2025, there were unrecognized compensation costs of $68,882, which are expected to be recognized over a weighted average period of approximately 2.8 years.